Stock Awards	3 Months Ended
Apr. 30, 2013
Stock Awards
Stock Awards

(9) Stock Awards

  Stock Option Plans

        In April 2002, we established the 2002 Stock Option Plan (the 2002 Plan). The 2002 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and restricted stock unit awards. Incentive stock options may only be granted to employees. All other awards may be granted to employees, directors and consultants. Pursuant to the 2002 Plan, we were able to grant stock awards to purchase up to 3,395,890 shares of common stock as of January 31, 2013, of which 80,638 were available for grant as of January 31, 2013. On February 4, 2013 and on March 1, 2013 our Board of Directors increased the shares authorized for grant pursuant to the 2002 Plan by 180,000 and 152,000, respectively. Our stockholders approved these increases on February 5, 2013 and March 1, 2013, respectively. As of April 30, 2013, we had 3,727,891 shares of common stock reserved for issuance under the 2002 Plan, of which 1,839,968 had been issued upon the exercise of options and the issuance of restricted stock awards, 1,621,755 were subject to outstanding options, 119,998 were subject to outstanding restricted stock unit awards, and 146,170 were available for grant. Under the 2002 Plan, incentive stock options may be granted at an exercise price not less than 100% of the fair value of common stock on the date of grant, as determined by our Board of Directors.

        On March 19, 2013, our Board of Directors approved our 2013 Equity Incentive Plan (the 2013 Plan) and our 2013 Employee Stock Purchase Plan (the 2013 ESPP) and on March 29, 2013, our stockholders also approved the 2013 Plan and the 2013 ESPP, each of which became effective on April 11, 2013.

        The 2013 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity compensation. The 2013 Plan also provides for the grant of performance cash awards. Incentive stock options may only be granted to employees. All other awards may be granted to employees, directors and consultants. As of April 30, 2013, we had 2,346,695 shares of common stock reserved for issuance under the 2013 Plan. The number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on February 1 of each fiscal year, starting on February 1, 2014 and continuing through February 1, 2023, by the lesser of 5% of the total number shares of our common stock outstanding on the immediately preceding January 31, or a lesser amount of shares determined by our Board of Directors. As of April 30, 2013, no stock awards had been granted under the 2013 Plan.

        The 2013 ESPP authorizes the issuance of shares of common stock pursuant to purchase rights granted to our employees. As of April 30, 2013, we had 469,339 shares of common stock reserved for issuance under the 2013 ESPP. The number of shares of common stock reserved for issuance will automatically increase on February 1 of each fiscal year, starting on February 1, 2014 and continuing through February 1, 2023, by the least of (i) 2% of the total number of shares of our common stock outstanding on the immediately preceding January 31; (ii) 1,408,017 shares of common stock; or (iii) a lesser amount of shares determined by our Board of Directors.

  Stock Options

        Options granted generally vest over four years with 25% vesting on the first year anniversary and continuing monthly thereafter, and expire no more than 10 years from the date of grant. We recognize compensation cost on a straight-line basis over the requisite service period of the award.

        During the fiscal years ended January 31, 2012 and 2013, we granted options to employees and nonemployees to purchase 922,794 and 185,400 shares of common stock at a weighted-average exercise price of $5.28 and $9.23 per share and a weighted-average fair value on the date of grant of $2.88 and $4.98, respectively. The intrinsic value of stock options exercised during the fiscal years ended January 31, 2012 and 2013 was $0.6 million and $3.7 million, respectively. The 2002 Plan allows certain holders to exercise their options prior to completion of the vesting period. In the event of termination of employment prior to completion of the vesting period, we reserve the right to repurchase the unvested shares at the original price paid by the holder. During fiscal 2008 and 2011, employees exercised 85,786 and 54,474 options, respectively, prior to completion of the vesting period. These options are presented in the table below as exercised. Cash received in exchange for the unvested shares is classified as other liabilities, the share options are not deemed exercised, and the related shares are not considered outstanding until they become vested. As of January 31, 2012, 15,564 restricted shares associated with the early exercise provision were outstanding. As of January 31, 2013 and April 30, 2013, there were no restricted shares associated with the early exercise provision outstanding.

        The following table is a summary of stock option activity for the fiscal years ended January 31, 2012 and 2013:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	1,145,038	$0.90
Granted	922,794	5.28
Exercised	(159,102)	0.78
Forfeited	(36,639)	2.60

Outstanding at January 31, 2012	1,872,091	3.05
Granted	185,400	9.23
Exercised	(417,267)	1.33
Forfeited	(42,870)	4.05

Outstanding at January 31, 2013	1,597,354	4.19

        The following table summarizes information about stock options outstanding and exercisable as of January 31, 2013:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	100,332	3.16	$0.60	100,334	$0.60
0.78 - 0.98	352,599	5.85	0.83	346,976	0.83
1.65 - 2.23	178,643	7.68	2.00	103,823	1.95
5.48	660,462	8.50	5.48	258,148	5.48
5.93 - 6.23	167,289	8.86	5.98	53,553	5.95
8.83 - 10.45	88,390	9.39	9.38	7,562	9.13
10.78	49,639	9.79	10.78	275	10.78

	1,597,354			870,671

        Options outstanding at January 31, 2013 have a weighted-average remaining contractual life of 7.6 years and a weighted-average exercise price of $4.19 per share and options exercisable have a weighted-average exercise price of $2.70 per share. As of January 31, 2012 and 2013, the aggregate intrinsic value of options outstanding was $5.4 million and $10.5 million, respectively. As of January 31, 2012 and 2013, the aggregate intrinsic value of options exercisable was $3.9 million and $7.0 million, respectively.

        The following table summarizes restricted shares issued in connection with the 2002 Plan's early exercise provision:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	46,692	$0.98
Vested	(31,128)	0.98

Outstanding at January 31, 2012	15,564	0.98
Vested	(15,564)	0.98

Outstanding at January 31, 2013	—	—

        During the three months ended April 30, 2012 and 2013, we granted options to employees and nonemployees to purchase 34,260 and 167,604 shares of common stock at a weighted-average exercise price of $6.23 and $10.78 per share and a weighted-average fair value on the date of grant of $3.38 and $5.69, respectively. The intrinsic value of stock options exercised during the three months ended April 30, 2012 and 2013 was $0.2 million and $1.1 million, respectively.

        The following table is a summary of stock option activity for the three months ended April 30, 2013 (unaudited):

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2013	1,597,354	$4.19
Granted	167,604	10.78
Exercised	(122,094)	2.15
Forfeited	(21,109)	4.61

Outstanding at April 30, 2013	1,621,755	5.42

        The following table summarizes information about stock options outstanding and exercisable as of April 30, 2013 (unaudited):

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	84,982	2.88	$0.60	84,982	$0.60
0.78 - 0.98	291,513	5.59	0.84	288,550	0.84
1.65 - 2.23	149,274	7.43	1.99	92,397	1.97
5.48	635,926	8.26	5.48	276,312	5.48
5.93 - 6.23	161,718	8.61	5.98	64,689	5.97
8.83 - 10.45	82,981	9.15	9.41	12,080	9.10
10.78	215,361	9.77	10.78	6,480	10.78

	1,621,755			825,490

        Options outstanding at April 30, 2013 have a weighted-average remaining contractual life of 7.7 years and a weighted-average exercise price of $5.03 per share and options exercisable have a weighted-average exercise price of $3.10 per share. As of January 31, 2013 and April 30, 2013, the aggregate intrinsic value of options outstanding was $10.5 million and $21.2 million, respectively. As of January 31, 2013 and April 30, 2013, the aggregate intrinsic value of options exercisable was $7.0 million and $12.4 million, respectively.

        We have computed the fair value of all options granted during the years ended January 31, 2011, 2012 and 2013 and the three months ended April 30, 2013 using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including risk-free interest rates, volatility, expected dividend yield, and expected option life. The use of different assumptions could cause significant adjustments to fair value. We estimated a volatility factor based on the common stock of peer companies, and have estimated forfeiture rates based on past historical experience. We applied the simplified method (the average of the period from vesting to expiration) to determine the expected option life. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. Accordingly, we have computed the fair value of all options granted during the fiscal years ended January 31, 2011, 2012 and 2013 and three months ended April 30, 2012 and 2013 using the following weighted-average assumptions:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Risk-free interest rate	1.55% - 2.84%	1.08% - 2.70%	0.79% - 1.40%	1.35% - 1.40%	1.01% - 1.15%
Expected life	5.45 - 6.08 years	5.69 - 6.08 years	5.91 - 6.08 years	5.91 - 6.08 years	5.98 - 6.08 years
Expected dividend yield	—	—	—	—	—
Expected volatility	68.5% - 75.0%	58.3% - 59.2%	57.9% - 59.9%	57.9%	56.8%

        No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits realized from exercised stock options. As of January 31, 2013 and April 30, 2013, we had $1.8 million and $2.3 million, respectively of unrecognized compensation costs related to unvested stock options granted pursuant to the 2002 Plan and the cost was expected to be recognized over a weighted-average period of 2.63 years and 2.81 years, respectively.

  Restricted Stock Units (unaudited)

        On February 5, 2013, we granted 119,998 restricted stock units (RSUs) to certain employees under the 2002 Plan. 50% of the RSUs become fully vested in April 2014 and the remaining 50% becomes fully vested in February 2015. 50,000 of the RSUs are subject to cancellation or forfeiture in satisfaction of certain indemnification obligations under the share purchase agreement entered into in connection with the purchase of Flowdock. The grant date fair value of the RSUs granted was $10.78 per share and the aggregate grant date fair value was $1.3 million, which is expected to be recognized over the applicable vesting period. As of April 30, 2013, all of the RSUs were unvested. Unrecognized stock-based compensation with respect to the RSUs was $1.1 million as of April 30, 2013.

  Restricted Stock

        On July 31, 2012 and in connection with our acquisition of Agile Advantage, Inc., we issued 9,600 shares of restricted stock. All of such shares vest in full on July 19, 2013. The fair value of approximately $0.1 million will be recorded as compensation expense over twelve months. The restricted stock was issued from the 2002 Plan and reduced the number of shares available for grant.

  Employee Stock Purchase Plan (unaudited)

        The price at which common stock is purchased under the 2013 ESPP is equal to 85% of the fair market value of the common stock on the first day of an offering period or on a purchase date, whichever is lower. The initial offering commenced on April 11, 2013 and the initial purchase date is currently anticipated to be December 13, 2013. As such, no shares were issued under the 2013 ESPP during the three months ended April 30, 2013. There were also no accumulated employee withholdings as of April 30, 2013.

        The following weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted under the 2013 Employee Stock Purchase Plan:

Three Months Ended April 30, 2013
(unaudited)
Expected volatility	45.6%
Expected term (in years)	0.67 - 1.17
Risk-free interest rate	0.09% - 0.11%
Dividend yield	—

        During the fiscal years ended January 31, 2011, 2012 and 2013 and the three months ended April 30, 2012 and 2013, we recognized stock-based compensation within the following line items in the consolidated statements of operations (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Cost of product revenue	$6	$10	$16	$3	$66
Cost of professional services revenue	9	17	27	4	19
Sales and marketing	57	124	198	37	105
Research and development	56	93	193	27	224
General and administrative	65	324	523	118	170

	$193	$568	$957	$189	$584